Annual Total Returns[BarChart] - Victory RS Small Cap Growth Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.33%)	14.77%	49.22%	9.36%	0.08%	0.90%	36.86%	(8.97%)	37.91%	37.84%